UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year Ended: 12/31/06

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           ----------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017


Form 13F File Number: 28-5227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lewittes
Title:  Managing Member
Phone:  (212) 593-2392

Signature, Place, and Date of Signing:


Michael Lewittes                   New York, NY                   2/13/2007
[Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-____________          ________________________________________
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              NONE

Form 13F Information Table Entry Total:           49

Form 13F Information Table Value Total:   $1,972,330
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number      Name

                    28-
     ----------     ----------------          ----------------------------

     [Repeat as necessary.]

     NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ADVANCED MAGNETICS INC         COM              00753P103     9077  152000 SH       SOLE              152000      0    0
ALTRIA GROUP INC               COM              02209S103   136437 1589807 SH       SOLE             1589807      0    0
ANHEUSER BUSCH COS INC         COM              035229103    81961 1665876 SH       SOLE             1665876      0    0
APPLEBEES INTL INC             COM              037899101    37005 1500000 SH       SOLE             1500000      0    0
AVON PRODS INC                 COM              054303102    85425 2585500 SH       SOLE             2585500      0    0
BARR PHARMACEUTICALS INC       COM              068306109    10159  202691 SH       SOLE              202691      0    0
BEST BUY INC                   CALL             086516901    18423 4005000     CALL SOLE             4005000      0    0
BJS WHOLESALE CLUB INC         COM              05548J106    21180  680800 SH       SOLE              680800      0    0
BRUNSWICK CORP                 COM              117043109    45190 1416617 SH       SOLE             1416617      0    0
BURGER KING HLDGS INC          COM              121208201     9527  451500 SH       SOLE              451500      0    0
CENTRAL GARDEN & PET CO        COM              153527106    42590  879600 SH       SOLE              879600      0    0
CKE RESTAURANTS INC            COM              12561E105    23495 1276894 SH       SOLE             1276894      0    0
CKX INC                        COM              12562M106    18510 1577982 SH       SOLE             1577982      0    0
CLAIRES STORES INC             COM              179584107    16570  500000 SH       SOLE              500000      0    0
DENDREON CORP                  COM              24823Q107     5679 1361955 SH       SOLE             1361955      0    0
DOLLAR GEN CORP                COM              256669102    37722 2348790 SH       SOLE             2348790      0    0
EGL INC                        COM              268484102     9048  303838 SH       SOLE              303838      0    0
ENDEAVOR ACQUISITION CORP      COM              292577103     7233  787100 SH       SOLE              787100      0    0
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205    29569 1072100 SH       SOLE             1072100      0    0
GAMESTOP CORP NEW              CL B             36467W208    52485  958447 SH       SOLE              958447      0    0
GUITAR CTR MGMT INC            COM              402040109    46865 1030900 SH       SOLE             1030900      0    0
HILTON HOTELS CORP             CALL             432848909     4420  850000     CALL SOLE              850000      0    0
HOUSTON EXPL CO                COM              442120101    28118  543025 SH       SOLE              543025      0    0
HUNT J B TRANS SVCS INC        COM              445658107     8249  397152 SH       SOLE              397152      0    0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     8661 1895102 SH       SOLE             1895102      0    0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104   110575 5126324 SH       SOLE             5126324      0    0
LIMITED BRANDS INC             COM              532716107   135376 4677825 SH       SOLE             4677825      0    0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207    53454 1236799 SH       SOLE             1236799      0    0
MARTIN MARIETTA MATLS INC      CALL             573284906    19852  757700     CALL SOLE              757700      0    0
MULTIMEDIA GAMES INC           COM              625453105     5555  578668 SH       SOLE              578668      0    0
NEW RIV PHARMACEUTICALS INC    COM              648468205     5488  100310 SH       SOLE              100310      0    0
NRG ENERGY INC                 COM NEW          629377508   100262 1790077 SH       SOLE             1790077      0    0
PHILLIPS VAN HEUSEN CORP       COM              718592108    46736  931545 SH       SOLE              931545      0    0
RADIOSHACK CORP                COM              750438103    46791 2788500 SH       SOLE             2788500      0    0
RCN CORP                       COM NEW          749361200     8519  282550 SH       SOLE              282550      0    0
REGAL ENTMT GROUP              CL A             758766109    18055  846845 SH       SOLE              846845      0    0
ROSS STORES INC                COM              778296103   135246 4615895 SH       SOLE             4615895      0    0
SHIRE PLC                      CALL             82481R906    24059 1665000     CALL SOLE             1665000      0    0
SPDR TR                        PUT              78462F953     3150 1500000     PUT  SOLE             1500000      0    0
STARWOOD HOTELS & RESORTS WRLD COM              85590A401   120511 1928181 SH       SOLE             1928181      0    0
STARWOOD HOTELS & RESORTS WRLD CALL             85590A901     1950  250000     CALL SOLE              250000      0    0
SUPERVALU INC                  COM              868536103   132683 3711400 SH       SOLE             3711400      0    0
TIFFANY & CO NEW               COM              886547108    34782  886400 SH       SOLE              886400      0    0
TIMBERLAND CO                  CL A             887100105    16052  508300 SH       SOLE              508300      0    0
U S AIRWAYS GROUP INC          CALL             90341W908     2275  350000     CALL SOLE              350000      0    0
UAL CORP                       CALL             902549907     9045  994000     CALL SOLE              994000      0    0
UAL CORP                       COM NEW          902549807     8284  188273 SH       SOLE              188273      0    0
WENDYS INTL INC                COM              950590109   130510 3944099 SH       SOLE             3944099      0    0
WINN DIXIE STORES INC          COM NEW          974280307     9522  705300 SH       SOLE              705300      0    0